Borrowings - Additional information (Detail) S/ in Thousands, $ in Millions	1 Months Ended	12 Months Ended
	Jul. 31, 2019	Dec. 31, 2019 PEN (S/)	Dec. 31, 2018 PEN (S/)	Dec. 31, 2016 PEN (S/)	Dec. 31, 2016 USD ($)	Dec. 31, 2019 USD ($)	Oct. 31, 2019 PEN (S/)	Oct. 31, 2019 USD ($)	Sep. 30, 2019 PEN (S/)	Aug. 31, 2019 PEN (S/)	Aug. 31, 2019 USD ($)	Jul. 01, 2019 USD ($)	Dec. 31, 2018 USD ($)	Jul. 31, 2018 PEN (S/)	Jul. 31, 2018 USD ($)	Jun. 11, 2018 PEN (S/)	Jun. 11, 2018 USD ($)	Apr. 30, 2018 PEN (S/)	Apr. 30, 2018 USD ($)	Jul. 31, 2017 PEN (S/)	Jul. 31, 2017 USD ($)	Jun. 27, 2017 PEN (S/)	Jun. 27, 2017 USD ($)	Dec. 31, 2015 PEN (S/)	Dec. 31, 2015 USD ($)
Disclosure of detailed information about borrowings [line items]
Initial term of loan	18 months
Borrowings | S/		S/ 799,066	S/ 1,202,672
Repayment of line of credit facility																		S/ 245,800	$ 72.7
Repayment of line of credit facility, addition														S/ 52,100	$ 15.4
Outstanding line of credit		S/ 146,600				$ 44.2
Tranche A [member]
Disclosure of detailed information about borrowings [line items]
Outstanding line of credit							S/ 500	$ 0.1	S/ 400
Tranche B [member]
Disclosure of detailed information about borrowings [line items]
Outstanding line of credit										S/ 9,700	$ 9.2
Norvial S.A. [member]
Disclosure of detailed information about borrowings [line items]
Borrowings																S/ 138,000	$ 42.3
Percentage of economic rights		48.80%
Term Loan One [member]
Disclosure of detailed information about borrowings [line items]
Borrowings, maturity		June 2020
Term Loan One [member] | Credit Suisse Syndicated Loan [member]
Disclosure of detailed information about borrowings [line items]
Term loan credit agreement																								S/ 672,000	$ 200.0
Initial term of loan			18 months
Current portion of outstanding balance			S/ 126,700										$ 37.5
Term Loan One [member] | Credit Suisse Syndicated Loan [member] | three months LIBOR [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis		4.90%				4.90%
Term Loan One [member] | GSP Bridge Loan [member]
Disclosure of detailed information about borrowings [line items]
Borrowings		S/ 214,500				$ 63.5
Term Loan One [member] | Natixis, BBVA, SMBC and MUFJ [member]
Disclosure of detailed information about borrowings [line items]
Borrowings																						S/ 256,300	$ 78.7
Medium term loan credit agreement [member] | CS Peru Infrastructure Holdings LLC Loan [member]
Disclosure of detailed information about borrowings [line items]
Term loan credit agreement												$ 35.0
Gasoducto Sur Peruano S.A. [member] | GSP Bridge Loan [member]
Disclosure of detailed information about borrowings [line items]
Guarantee obligation				S/ 433,000	$ 129.0
GyM S.A. [member]
Disclosure of detailed information about borrowings [line items]
Revolving line of credit for working capital																				S/ 33,600	$ 1.6
Increase decrease in revolving line of credit																					14.0
Revolving line of credit for working capital																				S/ 143,900	51.6
GyM S.A. [member] | Tranche A [member]
Disclosure of detailed information about borrowings [line items]
Percentage of the amount of Tranche A		50.00%				50.00%
Percentage of the client invoices		50.00%				50.00%
GyM S.A. [member] | CS Peru Infrastructure Holdings LLC Loan [member]
Disclosure of detailed information about borrowings [line items]
Borrowings		S/ 112,900				$ 35.0
Grana Y Montero S.A.A. [member]
Disclosure of detailed information about borrowings [line items]
Issuance of performance bonds																					100.0
Issuance of performance bonds, addition																					$ 50.0
Inversiones concesion vial S.A.C [member] | Other financial entities [member]
Disclosure of detailed information about borrowings [line items]
Repayment of borrowings | S/		S/ 142,200	S/ 145,600
Not more than six months after the closing date [member] | CS Peru Infrastructure Holdings LLC Loan [member]
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate												9.10%
Not more than one year after the closing date [member] | CS Peru Infrastructure Holdings LLC Loan [member]
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate												9.35%
Not more than thirty months after the closing date [member] | CS Peru Infrastructure Holdings LLC Loan [member]
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate												9.60%
More than thirty months [member] | CS Peru Infrastructure Holdings LLC Loan [member]
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate												10.10%
Bottom of range [member]
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate		7.00%	7.00%			7.00%							7.00%
Bottom of range [member] | Level 2 of fair value hierarchy [member]
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate		2.90%	2.40%			2.90%							2.40%
Bottom of range [member] | GyM S.A. [member] | Tranche A [member]
Disclosure of detailed information about borrowings [line items]
Percentage of the project valuations		65.00%				65.00%
Bottom of range [member] | Fixed interest rate [member]
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate		1.00%	1.60%			1.00%							1.60%
Top of range [member]
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate		12.00%	12.00%			12.00%							12.00%
Top of range [member] | Level 2 of fair value hierarchy [member]
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate		11.00%	8.90%			11.00%							8.90%
Top of range [member] | GyM S.A. [member] | Tranche A [member]
Disclosure of detailed information about borrowings [line items]
Percentage of the project valuations		134.00%				134.00%
Top of range [member] | Fixed interest rate [member]
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate		12.00%	15.80%			12.00%							15.80%